Defined benefit scheme (Schedule of Defined Benefit Assets in Current Period) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)
Disclosure of defined benefit plans [line items]
Opening defined benefit assets	₪ 4,937
Closing defined benefit assets	5,742	$ 1,574	₪ 4,937
Plan assets [Member]
Disclosure of defined benefit plans [line items]
Opening defined benefit assets	4,937	1,354	4,653
Employer contribution	324	89	328
Expected return on the plan assets	275	75	233
Changes in financial assumptions	307	84	172
Interest losses on severance payment allocated to remuneration benefits	(29)	(8)	(39)
Benefits paid	(72)	(20)	(410)
Closing defined benefit assets	₪ 5,742	$ 1,574	₪ 4,937